UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2004

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  April 2, 2004

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$677,576

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      379  9216.00 SH       SOLE                  9216.00
AFLAC INC COM                  com              001055102      312  7778.00 SH       SOLE                  7778.00
ALLSTATE CORP                  com              020002101      217  4768.01 SH       SOLE                  4768.01
AMERICAN INTERNATIONAL GROUP I com              026874107    34986 490346.00SH       SOLE                490346.00
APOLLO GROUP INC-CL A          com              037604105    31876 369960.00SH       SOLE                369960.00
AUTOMATIC DATA PROCESSING INC  com              053015103    29876 711337.07SH       SOLE                711337.07
BERKSHIRE HATHAWAY CL B        com              846702074      342   110.00 SH       SOLE                   110.00
BIOMET INC           COM       com              090613100    24770 645722.00SH       SOLE                645722.00
BP AMOCO PLC ADR               com              055622104      325  6341.00 SH       SOLE                  6341.00
C H ROBINSON WORLDWIDE         com              12541w100    11560 278545.00SH       SOLE                278545.00
CARDINAL HEALTH INC OHIO       com              14149y108    25326 367572.25SH       SOLE                367572.25
CHOICEPOINT INC                com              170388102    20079 527985.03SH       SOLE                527985.03
CINTAS CORP                    com              172908105    28164 647587.00SH       SOLE                647587.00
CITIGROUP INC                  com              172967101    24360 471173.95SH       SOLE                471173.95
COCA COLA CO                   com              191216100      452  8984.38 SH       SOLE                  8984.38
COX COMMUNICATIONS INC NEW CL  com              224044107    17332 548469.00SH       SOLE                548469.00
EMERSON ELEC                   com              291011104      324  5400.00 SH       SOLE                  5400.00
EXPEDITORS INTL WASH INC       com              302130109    12808 325395.00SH       SOLE                325395.00
EXXON MOBIL CORP               com              30231g102     1299 31228.00 SH       SOLE                 31228.00
FIRST DATA CORPORATION         com              319963104    19799 469620.05SH       SOLE                469620.05
FISERV INC WISC PV 1CT         com              337738108    28032 783674.00SH       SOLE                783674.00
GENERAL ELECTRIC               com              369604103    22241 728726.72SH       SOLE                728726.72
HARLEY DAVIDSON INC WIS        com              412822108    24669 462476.79SH       SOLE                462476.79
HOP-ON.COM INC.                com              439338104        1 12638.00 SH       SOLE                 12638.00
IBM CORP                       com              459200101      288  3136.28 SH       SOLE                  3136.28
ILLINOIS TOOL WORKS INC        com              452308109    24177 305148.00SH       SOLE                305148.00
INTEL CORP                     com              458140100      306 11244.00 SH       SOLE                 11244.00
JOHNSON AND JOHNSON  COM       com              478160104    20653 407199.19SH       SOLE                407199.19
KOHLS CORP WISC PV 1CT         com              500255104     2758 57070.00 SH       SOLE                 57070.00
MARSHALL & ILSLEY              com              571834100      581 15362.00 SH       SOLE                 15362.00
MCLEODUSA INC CL A NEW         com              582266102       29 19579.00 SH       SOLE                 19579.00
MCLEODUSA INC ESCROW           com              582266102        7 335203.00SH       SOLE                335203.00
MEDTRONIC INC        COM       com              585055106    42378 887504.00SH       SOLE                887504.00
MERCK & CO                     com              589331107      898 20316.00 SH       SOLE                 20316.00
MICROSOFT CORP                 com              594918104    18780 753293.37SH       SOLE                753293.37
MORGAN STANLEY                 com              617446448      276  4816.12 SH       SOLE                  4816.12
NORTHERN TRUST CORP            com              665859104    23354 501274.00SH       SOLE                501274.00
OMNICOM GROUP COM              com              681919106    21196 264127.00SH       SOLE                264127.00
PATTERSON DENTAL CO            com              703412106    28739 419420.00SH       SOLE                419420.00
PAYCHEX INC                    com              704326107    30283 850638.00SH       SOLE                850638.00
PEPSICO INC                    com              713448108      236  4377.00 SH       SOLE                  4377.00
PFIZER INC                     com              717081103    42738 1219331.71SH      SOLE               1219331.71
PROCTOR & GAMBLE CO            com              742718109      288  2745.00 SH       SOLE                  2745.00
SARA LEE CORP                  com              803111103      297 13600.00 SH       SOLE                 13600.00
SYSCO CORPORATION              com              871829107    36454 933509.00SH       SOLE                933509.00
TORCHMARK CORP                 com              891027104      213  3960.00 SH       SOLE                  3960.00
US BANCORP DEL NEW             com              902973304      255  9239.00 SH       SOLE                  9239.00
VERIZON COMM                   com              92343v104      263  7196.78 SH       SOLE                  7196.78
WAL-MART STORES INC            com              931142103      723 12118.30 SH       SOLE                 12118.30
WALGREEN CO                    com              931422109    21447 650881.07SH       SOLE                650881.07
WELLS FARGO & CO               com              949746101      202  3570.00 SH       SOLE                  3570.00
WYETH COM                      com              983024100      233  6200.00 SH       SOLE                  6200.00